Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Components of Fixed Assets
Fixed assets consist of:

	2024	2023

Cost
Land	$177	$188
Buildings	3,119	3,014
Machinery and equipment	19,356	19,226
	22,652	22,428

Accumulated depreciation
Buildings	(1,470)	(1,394)
Machinery and equipment	(11,598)	(11,416)
	$9,584	$9,618